Trade and other receivables (Tables)	6 Months Ended
Jun. 30, 2022
Trade and other receivables.
Schedule of trade and other receivables

	June 30, 2022	December 31, 2021
Trade receivables	42,481	41,675
Deposits and prepayments	1,906	2,460
Other receivables	1,842	952
Total	46,229	45,087